May 3, 2011

Patrick F. Scott, Esquire
Office of Insurance Products
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    T. Rowe Price Equity Series, Inc.
               T. Rowe Price Blue Chip Growth Portfolio
               T. Rowe Price Blue Chip Growth Portfolio–II
               T. Rowe Price Equity Income Portfolio
               T. Rowe Price Equity Income Portfolio–II
               T. Rowe Price Equity Index 500 Portfolio
               T. Rowe Price Health Sciences Portfolio
               T. Rowe Price Health Sciences Portfolio–II
               T. Rowe Price Mid-Cap Growth Portfolio
               T. Rowe Price Mid-Cap Growth Portfolio–II
               T. Rowe Price New America Growth Portfolio
               T. Rowe Price Personal Strategy Balanced Portfolio
         File Nos.: 033-52161/811-07143

         T. Rowe Price Fixed Income Series, Inc.
               T. Rowe Price Limited-Term Bond Portfolio
               T. Rowe Price Limited-Term Bond Portfolio–II
               T. Rowe Price Prime Reserve Portfolio
         File Nos.: 033-52749/811-07153

         T. Rowe Price International Series, Inc.
               T. Rowe Price International Stock Portfolio
         File Nos.: 033-52171/811-07145

Dear Mr. Scott:

This letter accompanies our filing of the above-referenced Funds’ Statement of Additional Information under Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ Statement of Additional Information or prospectuses that were filed under Rule 485(b) on April 28th and 29th, 2011.

May 3, 2011

The Prospectuses and Statement of Additional Information went effective automatically on May 1, 2011. These documents will be used for the offer and sale of Fund shares.

If you have any questions, please call me at 410-345-4981, or in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman